Note 21 - Deferred Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	$ 111,302	$ 197,433
Translation differences	6,854	1,100
Increase due to business combinations	32,099	10,847
Charged to other comprehensive income	(3,146)	(838)
Income statement charge / (credit)	(97,898)	(97,240)
At the end of the year	49,211	111,302
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	(19,653)	(16,116)
Translation differences	1,804	362
Increase due to business combinations	(7,452)	(1,160)
Charged to other comprehensive income
Income statement charge / (credit)	4,093	(2,739)
At the end of the year	(21,208)	(19,653)
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	(93,404)	(86,585)
Translation differences	513	306
Increase due to business combinations	(24,580)	(1,413)
Charged to other comprehensive income
Income statement charge / (credit)	31,534	(5,712)
At the end of the year	(85,937)	(93,404)
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	(382,832)	(396,257)
Translation differences	1,996	497
Increase due to business combinations	(33,598)	(1,172)
Charged to other comprehensive income
Income statement charge / (credit)	(65,715)	14,100
At the end of the year	(480,149)	(382,832)
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	(181,606)	(86,184)
Translation differences	644	286
Increase due to business combinations	(34,974)	(2,238)
Charged to other comprehensive income	(1,952)	(1,261)
Income statement charge / (credit)	10,930	(92,209)
At the end of the year	(206,958)	(181,606)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	(677,495)	(585,142)
Translation differences	4,957	1,451
Increase due to business combinations	(100,604)	(5,983)
Charged to other comprehensive income	(1,952)	(1,261)
Income statement charge / (credit)	(19,158)	(86,560)
At the end of the year	(794,252)	(677,495)
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	651,339	710,995
Translation differences	1,644	(347)
Increase due to business combinations	89,306	5,621
Charged to other comprehensive income
Income statement charge / (credit)	(39,874)	(64,930)
At the end of the year	702,415	651,339
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	19,396	25,048
Translation differences
Increase due to business combinations
Charged to other comprehensive income
Income statement charge / (credit)	(4,141)	(5,652)
At the end of the year	15,255	19,396
Deferred tax liabilities, intangible and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	118,062	46,532
Translation differences	253	(4)
Increase due to business combinations	43,397	11,209
Charged to other comprehensive income	(1,194)	423
Income statement charge / (credit)	(34,725)	59,902
At the end of the year	125,793	118,062
Deferred tab liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year	788,797	782,575
Translation differences	1,897	(351)
Increase due to business combinations	132,703	16,830
Charged to other comprehensive income	(1,194)	423
Income statement charge / (credit)	(78,740)	(10,680)
At the end of the year	$ 843,463	$ 788,797